Investments (Fair Value Below Amortized Cost of Gross Unrealized Losses for Fixed Maturity and Equity Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gross unrealized losses with number of securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	$ 324,600	$ 133,558
Percentage Of Total Gross Unrealized Losses	100.00%	100.00%
Less Than 20 Percent [Member]
Gross unrealized losses with number of securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	296,731	54,951
Percentage Of Total Gross Unrealized Losses	91.40%	41.20%
More Than Or Equal To 20 Percent For Less Than Six Months [Member]
Gross unrealized losses with number of securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	6,444	734
Percentage Of Total Gross Unrealized Losses	2.00%	0.50%
More Than Or Equal To 20 Percent For Six Months Or Greater [Member]
Gross unrealized losses with number of securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	$ 21,425	$ 77,873
Percentage Of Total Gross Unrealized Losses	6.60%	58.30%